UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Global Value Opportunities Fund (JGV)
September 30, 2011

Shares	Description (1)				Value
	Common Stocks – 80.7%
	Aerospace & Defense – 5.7%
595,000	Finmeccanica SPA, (8)				$ 4,116,933
89,400	Lockheed Martin Corporation, (10)				6,494,016
253,300	Thales SA, (8), (10)				7,917,515
	Total Aerospace & Defense				18,528,464
	Capital Markets – 1.7%
1,066,750	Egyptian Financial Group - Hermes Holdings, (8)				3,003,348
521,454	GP Investments				1,247,995
4,131	Mirae Asset Securities Company Limited, (8)				97,360
235,000	Uranium Participation Corporation, (2)				1,271,543
	Total Capital Markets				5,620,246
	Chemicals – 0.1%
42,600	Fertilizantes Heringer LTDA, (2)				208,440
36,390	United Phosphorus Limited, (8)				101,248
	Total Chemicals				309,688
	Commercial Banks – 1.4%
2,892,572	First Bank of Nigeria PLC, (8)				177,381
49,600	Kazkommertsbank, 144A, GDR, (8)				172,608
1,155,000	Sumitomo Mitsui Financial Group, (8)				3,822,928
5,833,797	Zenith Bank Limited of Lagos, (8)				452,207
	Total Commercial Banks				4,625,124
	Communications Equipment – 1.7%
978,000	Nokia Oyj, (10)				5,535,480
	Construction & Engineering – 0.0%
47,726	Murray & Roberts Holdings Limited, (8)				153,090
	Construction Materials – 1.3%
75,061	Cemex SAB de CV, Sponsored ADR				237,193
1,878,785	India Cements Limited, GDR, 144A, Reg S, (8)				2,752,335
5,214,000	Luks Group Vietnam Holdings Company Limited, (8)				1,185,018
	Total Construction Materials				4,174,546
	Diversified Financial Services – 0.4%
139,000	Gucco Group Ltd, (8)				1,273,150
	Diversified Telecommunication Services – 5.2%
170,645	KT Corporation, Sponsored ADR				2,522,133
231,500	Nippon Telegraph and Telephone Corporation, ADR				5,544,425
130,000	PT Telekomunikasi Indonesia ADR				4,299,100
197,786	Telecom Egypt SAE, (8)				485,283
4,000,000	Telecom Italia S.p.A., (8)				3,890,114
	Total Diversified Telecommunication Services				16,741,055
	Electric Utilities – 9.7%
383,542	Centrais Electricas Brasileiras SA, Electrobras, Preferred ADR				4,483,606
36,306	Centrais Electricas Brasileiras SA, Electrobras, ADR				318,404
32,403	Centrais Electricas Brasileiras SA, Electrobras				279,180
307,000	Electricite de France S.A, (8)				8,891,008
231,000	Exelon Corporation, (10)				9,842,910
411,400	Korea Electric Power Corporation, Sponsored ADR				3,496,900
4,596,128	OGK-3				114,903
8,750	Pampa Energia SA/, ADR				101,063
1,131,300	RusHydro, (2), (8)				3,857,296
	Total Electric Utilities				31,385,270
	Electrical Equipment – 0.6%
61,750	Areva CI				1,962,759
	Food & Staples Retailing – 5.4%
286,000	Kroger Co., (10)				6,280,560
218,600	Wal-Mart Stores, Inc., (10)				11,345,340
	Total Food & Staples Retailing				17,625,900
	Food Products – 1.3%
48,800	BrasilAgro				245,265
21,418	Cresud S.A., ADR				231,743
126,344	Gruma S.A.B de C.V, (2)				220,011
282,048	REI Agro Limited, (8)				142,110
9,100	SLC Agricola SA				75,743
186,000	Tyson Foods, Inc., Class A, (10)				3,228,960
	Total Food Products				4,143,832
	Health Care Providers & Services – 2.5%
188,000	Aetna Inc., (10)				6,833,800
201,100	Faber Group Berhad, (8)				84,539
210,800	Profarma Distribuidora de Produtos Farmaceuticos SA				1,121,128
	Total Health Care Providers & Services				8,039,467
	Hotels, Restaurants & Leisure – 0.4%
610,000	NagaCorp Limited, (8)				129,390
70,659	Orascom Development Holding AG, (8)				1,339,048
	Total Hotels, Restaurants & Leisure				1,468,438
	Household Durables – 1.4%
26,380	LG Electronics Inc., (8)				542,683
767,962	Oriental Weavers Company, (8)				3,977,928
	Total Household Durables				4,520,611
	Independent Power Producers & Energy Traders – 0.1%
11,842	Huaneng Power International Inc., ADR				199,301
118,000	Huaneng Power International Inc., (8)				49,339
	Total Indpt Power Producers & Energy Traders				248,640
	Insurance – 0.9%
130,000	Mitsui Sumitomo Insurance Company Limited, (8)				2,828,499
	Leisure Equipment & Products – 0.7%
42,100	Sankyo Company Ltd, (8)				2,278,038
	Marine – 0.6%
104,000	Stolt-Nielsen S.A., (8)				1,921,974
	Metals & Mining – 20.2%
240,000	AngloGold Ashanti Limited, Sponsored ADR, (10)				9,926,400
48,502	Banro Corporation, (2)				190,694
306,600	Barrick Gold Corporation, (10)				14,302,890
239,815	Eastern Platinum Limited, (2)				160,197
38,320	First Uranium Corporation				8,045
10,081	Geovic Mining Corporation				2,261
754,000	Gold Fields Limited, Sponsored ADR, (2), (10)				11,551,280
1,192,501	Gran Colombia Gold Corporation				671,415
4,558	Impala Platinum Holdings Limited, Sponsored ADR, (8)				92,072
3,000	Impala Platinum Holdings Limited, (8)				60,619
4,830	Ivanhoe Mines Ltd., (2)				66,171
251,000	Newcrest Mining Limited, (8)				8,273,248
225,000	Newmont Mining Corporation, (10)				14,152,500
1,605,452	Polyus Gold International Limited, GDR, (8)				4,976,901
20,550	Polyus Gold International Limited, GDR				67,610
6,150,387	Village Main Reef Limited				1,279,664
	Total Metals & Mining				65,781,967
	Multiline Retail – 0.0%
13,933	Pantaloon Retail India Limited, 144A, (8)				55,690
	Oil, Gas & Consumable Fuels – 9.1%
85,000	Arch Coal Inc.				1,239,300
101,250	Bankers Petroleum Limited				338,176
422,000	Cameco Corporation, (10)				7,731,040
132,600	Chesapeake Energy Corporation, (10)				3,387,930
2,145	Gazprom OAO, ADR, (8)				20,485
270,749	Gazprom OAO, GDR, (8)				2,591,813
443,000	Nexen Inc.				6,862,070
26,569	Niko Resources Limited				1,094,555
17,684	Petrobras Energia S.A., ADR				243,155
26,780	Petroleo Brasileiro, Sponsored ADR				554,882
10,423,000	PT Medco Energi Internasional TBK, (8)				2,519,100
121,500	Suncor Energy, Inc., (10)				3,090,960
	Total Oil, Gas & Consumable Fuels				29,673,466
	Pharmaceuticals – 3.3%
65,000	AstraZeneca PLC, Sponsored ADR, (10)				2,883,400
7,352	EGIS PLC, (8)				494,304
171,200	Eli Lilly and Company, (10)				6,329,264
2,429	Krka, (8)				167,009
1,320,000	United Laboratories International Holdings Ltd, (8)				1,002,636
	Total Pharmaceuticals				10,876,613
	Real Estate Management & Development – 0.7%
678,289	Emaar Propoerties PJSC, (8)				498,080
178,600	KLCC Property Holdings Berhad, (8)				177,559
106,494	Solidere, GDR, 144A, (8)				1,616,583
	Total Real Estate Management & Development				2,292,222
	Road & Rail – 3.0%
85,500	East Japan Railway Company, (8)				5,183,575
105,000	West Japan Railway Company, (8)				4,500,931
	Total Road & Rail				9,684,506
	Software – 0.8%
110,000	Microsoft Corporation, (10)				2,737,900
	Textiles, Apparel & Luxury Goods – 0.0%
2,506,000	China Hongxing Sports Limited, (4), (9)				55,086
	Tobacco – 0.5%
101,155	Eastern Tobacco, (8)				1,482,803
	Trading Companies & Distributors – 0.4%
91,000	Mitsui & Company Limited, (8)				1,318,159
	Wireless Telecommunication Services – 1.6%
10,400	MTN Group Limited, (8)				170,560
5,891	NII Holdings Inc., Class B, (2)				158,762
12,193,000	SafariCom Limited, (8)				356,995
12,645	SK Telecom Company Limited, ADR				177,915
700	SK Telecom Company Limited, (8)				88,402
330,795	Turkcell Iletisim Hizmetleri A.S., ADR, (10)				3,731,368
93,406	Turkcell Iletism Hizmetleri SA, (8)				423,876
	Total Wireless Telecommunication Services				5,107,878
	Total Common Stocks (cost $298,886,762)				262,450,561

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Mortgage-Backed Securities – 2.6%
$ 20,787	Fannie Mae Guaranteed REMIC Pass Through Certificates, Series 2011-16 (I/O), (9)	4.000%	3/25/26	Aaa	$ 1,537,338
11,580	Fannie Mae Mortgage Interest Strips (I/O)	4.500%	5/01/20	Aaa	963,880
108	Fannie Mae Mortgage Pool, (9)	2.853%	8/20/22	Aaa	108,822
55	Fannie Mae Mortgage Pool	2.045%	4/01/33	Aaa	57,428
18	Fannie Mae Mortgage Pool	2.023%	6/01/33	Aaa	18,460
122	Fannie Mae Mortgage Pool	1.998%	3/01/34	Aaa	127,846
432	Fannie Mae Mortgage Pool	1.921%	2/01/35	Aaa	450,179
1,859	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates	3.500%	8/25/26		200,994
90	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI (I/O)	4.500%	3/25/18	Aaa	782
587	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI (I/O)	4.500%	5/25/19	Aaa	31,151
195	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Series 2595 (I/O)	5.000%	6/15/21	Aaa	1,068
967	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation	2.482%	1/01/33	Aaa	1,013,802
47	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation	2.578%	2/01/33	Aaa	47,259
56	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640 (I/O)	4.500%	8/15/17	Aaa	1,379
200	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class IA (I/O)	4.500%	3/15/18	Aaa	4,726
307	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890,, Class KI (I/O)	4.500%	2/15/19	Aaa	17,069
550	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI (I/O)	4.500%	1/15/19	Aaa	34,661
201	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI (I/O)	4.500%	5/15/18	Aaa	15,955
47	Federal Home Loan Mortgage Corporation, Pool 789045	2.500%	2/01/32	Aaa	49,500
19,775	Federal Home Loan Mortgage Corporation, REMIC (I/O), (9)	3.500%	11/15/20	Aaa	1,598,409
5,372	Freddie Mac Multiclass Certificates, Series 3804 (I/O), (9)	3.500%	2/15/25	Aaa	571,341
5,705	Freddie Mac Multiclass Certificates, Series 3855, (9)	3.500%	1/15/25	Aaa	396,254
1,241	Government National Mortgage Association Pool	3.000%	1/20/37	Aaa	1,289,144
70,301
70,301	Total Mortgage-Backed Securities (cost $11,079,560)				8,537,447

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 4.8%
	Communications Equipment – 1.8%
$ 6,250	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	$ 5,773,438
	Metals & Mining – 2.4%
6,635	First Uranium Corporation	4.250%	6/30/12	N/R	4,115,612
4,480	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	3,763,200
11,115	Total Metals & Mining				7,878,812
	Oil, Gas, & Consumable Fuels – 0.6%
3,950	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	2,083,625
21,315	Total Convertible Bonds (cost $19,488,281)				15,735,875

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 5.5%
	Construction Materials – 0.7%
$ 1,300	C10 Capital (SPV) Limited, 144A	6.722%	12/31/16		$ 585,000
3,650	Cemex C5 Capitol Special Purpose Vehicle Limited, Series 2006, 144A	6.196%	12/31/11	B-	1,642,500
4,950	Total Construction Materials				2,227,500
	Food Products – 2.2%
7,470	Dean Foods Company	7.000%	6/01/16	B2	7,040,475
	Oil, Gas, & Consumable Fuels – 2.6%
4,050	Petroleos de Venezuela SA	4.900%	10/28/14	B+	2,759,063
6,450	Petroleos de Venezuela SA	5.000%	10/28/15	B+	3,853,875
2,000	Ship Finance International Limited	8.500%	12/15/13	B+	1,930,000
12,500	Total Oil, Gas, & Consumable Fuels				8,542,938
	Paper & Forest Products – 0.0%
2,000	Bowater Inc., (4), (9)	9.500%	10/15/12	N/R	69,999
26,920	Total Corporate Bonds (cost $19,567,645)				17,880,912

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Structured Notes – 0.9%
$ 3,845	JP Morgan Chase & Company Reverse Exchagenable Notes, Linked to the Common Stock of Cameco Corporation	10.900%	5/18/12	N/R	$ 2,820,692
3,845	Total Structured Notes (cost $3,845,000)				2,820,692

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Sovereign Debt – 1.1%
	Argentina – 0.7%
$3,000	Province of Buenos Aires, 144A	10.875%	1/26/21	B	$ 2,190,000
	Belarus – 0.4%
2,050	Republic of Belarus, Reg S	8.750%	8/03/15	B-	1,465,750
5,050	Total Sovereign Debt (cost $4,752,753)				3,655,750

Shares	Description (1)				Value
	Equity Linked Certificates – 0.3% (5)
34,897	CLSA Asian Securities Program, NATP Warrants				$ 118,297
29,000	CLSA Financial Products Limited, Pantaloon Retail Warrants				139,692
30,060	CLSA Asian Securities Program, Equity Linked Notes, Underlying Shares Etihad Etisalat Company of Saudi Arabia, 144A				418,417
349,467	Gran Colombia Gold Corporation, Warrant				56,694
158,192	HSBC Holdings PLC,				120,827
	Total Equity Linked Certificates (cost $1,143,697)				853,927

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.4%
$ 10,931	Repurchase Agreement with State Street Bank, dated 09/30/2011, repurchase price $10,930,920, collateralized by $11,220,000 U.S. Treasury Notes, 1.375%, due 09/30/18 value $11,149,875	0.010%	10/03/11		$10,930,911
	Total Short-Term Investments (cost $10,930,911)				10,930,911
	Total Investments (cost $369,694,609) – 99.3%				322,866,075

Shares	Description (1)				Value
	Common Stocks Sold Short-(5.4)%
	Chemicals-(0.4)%
(24,500)	Sigma-Aldrich Corporation				$ (1,513,855)
	Computers & Peripherals-(0.3)%
(2,300)	Apple, Inc.				(876,714)
	Food Products-(1.1)%
(40,000)	Green Mountain Coffee Inc.				(3,717,600)
	Hotels, Restaurants & Leisure-(1.5)%
(8,700)	Chipotle Mexican Grill				(2,635,665)
(20,700)	Panera Bread Company				(2,151,558)
	Total Hotels, Restaurants and Leisure				(4,787,223)
	Household Products-(0.2)%
(14,000)	Reckitt and Benckiser, (8)				(709,352)
	Internet and Catalog Retail (0.7)%
(10,100)	Amazon.com Inc.				(2,183,923)
	Software-(0.3)%
(8,300)	Salesforce.com Inc.				(948,524)
	Specialty Retail-(0.9)%
(47,000)	Tiffany & Co				(2,858,540)
	Total Common Stocks Sold Short (proceeds $10,918,427)				(17,595,731)
	Other Assets Less Liabilities-6.1% (7)				19,717,432
	Net Assets-100%				$324,987,776

Investments in Derivatives at September 30, 2011

Put Options Purchased Outstanding:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (6)	Date	Price	Value
		Put Options Purchased – 0.0%
67		Autozone Inc.	$ 1,340,000	1/21/12	$ 200.0	$ 7,538
67		Total Put Options Purchased (Premiums paid $150,006)	$ 1,340,000			7,538
Call Options Written Outstanding:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (6)	Date	Price	Value
		Call Options Written – (1.7)%
(1,880)		Aetna Inc.	$ (6,580,000)	1/21/12	$ 35.0	$ (799,000)
(1,035)		Anglogold Limited	(4,657,500)	1/21/12	45.0	(274,275)
(130)		Anglogold Limited	(650,000)	1/21/12	50.0	(17,225)
(650)		Astrazeneca PLC	(3,250,000)	1/21/12	50.0	(56,875)
(1,533)		Barrick Gold Corporation	(7,665,000)	1/21/12	50.0	(502,057)
(1,530)		Cameco Corporation	(5,355,000)	1/21/12	35.0	(7,650)
(1,230)		Cameco Corporation	(4,920,000)	1/21/12	40.0	(6,150)
(410)		Cameco Corporation	(1,845,000)	1/21/12	45.0	(2,050)
(476)		Chesapeake Energy Corporation	(1,190,000)	1/21/12	25.0	(176,120)
(850)		Chesapeake Energy Corporation	(2,550,000)	1/21/12	30.0	(149,600)
(1,712)		Eli Lilly & Company	(5,992,000)	1/21/12	35.0	(560,680)
(2,310)		Exelon Corporation	(9,817,500)	1/21/12	42.5	(508,200)
(110)		Gold Fields Limited	(165,000)	1/21/12	15.0	(20,185)
(1,200)		Gold Fields Limited	(1,920,000)	1/21/12	16.0	(163,200)
(2,370)		Gold Fields Limited	(4,147,500)	1/21/12	17.5	(197,895)
(2,860)		Kroger Company	(6,435,000)	1/21/12	22.5	(371,800)
(894)		Lockheed Martin Corporation	(7,152,000)	1/21/12	80.0	(156,450)
(1,100)		Microsoft Corporation	(3,300,000)	1/21/12	30.0	(26,950)
(1,125)		Newmont Mining Corporation	(6,468,750)	1/21/12	57.5	(1,026,563)
(4,020)		Nokia Corporation	(4,020,000)	1/21/12	10.0	(22,110)
(2,930)		Nokia Corporation	(3,662,500)	1/21/12	12.5	(7,325)
(1,215)		Suncor Energy Inc	(4,860,000)	1/21/12	40.0	(20,655)
(12,665)		Thales SA	(35,462,000)	3/17/12	28.0	(98,414)
(1,670)		Turkcell Iletisim Hizmet AS	(2,505,000)	10/22/11	15.0	(16,700)
(1,860)		Tyson Foods Inc.	(3,255,000)	1/21/12	17.5	(288,300)
(1,093)		Wal-Mart Stores Inc.	(6,284,750)	1/21/12	57.5	(59,022)
(1,093)		Wal-Mart Stores Inc.	(6,558,000)	1/21/12	60.0	(21,860)
(49,951)		Total Call Options Written (Premiums received $8,811,599)	$ (150,667,500)			$ (5,557,311)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

			Level 1	Level 2	Level 3	Total
	Investments
	Common Stocks*		$ 170,681,705	$ 91,713,770	$ 55,086	$ 262,450,561
	Mortgage-Backed Securities		–	4,325,283	4,212,164	8,537,447
	Convertible Bonds		–	15,735,875	–	15,735,875
	Corporate Bonds		–	17,810,913	69,999	17,880,912
	Structured Notes		–	2,820,692	–	2,820,692
	Sovereign Debt		–	3,655,750	–	3,655,750
	Equity Linked Certificates		56,694	797,233	–	853,927
	Short-Term Investments		–	10,930,911	–	10,930,911
	Common Stocks Sold Short*		(16,886,379)	(709,352)	–	(17,595,731)
	Derivatives:
	Put Options Purchased		7,538	–	–	7,538
	Call Options Written		(5,557,311)	–	–	(5,557,311)
	Total		$ 148,302,247	$ 147,081,075	$ 4,337,249	$ 299,720,571

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

		Level 3 Common Stocks	Level 3 Mortgage-Backed Securities		Level 3 Corporate Bonds	Level 3 Total
	Balance at the beginning of period	$ –	$ 134,827		$ 8,205,039	$ 8,339,866
	Gains (losses):
	Net realized gains (losses)	–		(714,561)	367,763	(346,798)
	Net change in unrealized appreciation (depreciation)	–		(1,631,923)	(132,111)	(1,764,034)
	Purchases at cost	–	6,447,647		–	6,447,647
	Sales at proceeds	–		(24,931)	(8,466,000)	(8,490,931)
	Net discounts (premiums)	–	1,105		95,308	96,413
	Transfers in to	55,086	–		–	55,086
	Transfers out of	–	–		–	–
	Balance at the end of period	$ 55,086	$ 4,212,164		$ 69,999	$ 4,337,249

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the leveling methodologies, changes in the observability of inputs or changes in the pricing source used by the Fund.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
	$ –	$ (62,483,254)	$ 62,428,168	$ –	$55,086	$ –
	Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

			Location on the Statements of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Equity Price	Options	Put Options purchased, at value	$ 7,538	Call options written, at value	$ 5,557,311

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies (“PFIC”), the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	At September 30, 2011, the cost of investments (excluding common stocks sold short and investments in derivatives) was $374,772,030.
	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short and investments in derivatives) at September 30, 2011, were as follows:
	Gross unrealized:
	Appreciation					$ 11,608,576
	Depreciation					(63,514,531)
	Net unrealized appreciation (depreciation) of investments					$ (51,905,955)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

		(1)	All percentages shown in the Portfolio of Investments are based on net assets.
		(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
		(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

		(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
		(5)

Equity Linked Certificates provide the price appreciation or depreciation of a single stock. These investments are used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process, and are similar to ADRs, except that a third party (not the equity issuer) is responsible for paying the stock returns under the note.

		(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.
		(7)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at September 30, 2011.
		(8)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
		(9)	For fair value measurement disclosure purposes, investment categorized as Level 3.
		(10)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.

		144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

		ADR	American Depositary Receipt.

		GDR	Global Depositary Receipt.

		Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

		N/R	Not rated.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011